General Information / Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives of Finite-Lived Other Intangible Assets
The following table presents the estimated useful lives of our finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Estimated Useful Lives of Property, Plant and Equipment
The following table presents the estimated useful lives of our property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	1 - 5 years
Leasehold improvements	1 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net Income per Ordinary Share
The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31	2016[1]	2017[1]	2018
(in millions, except per share data)	EUR	EUR	EUR

Net income	1,557.8	2,066.7	2,591.6

Weighted average number of shares outstanding	425.6	429.8	424.9
Basic net income per ordinary share	3.66	4.81	6.10

Weighted average number of shares outstanding	425.6	429.8	424.9
Plus shares applicable to
Options and conditional shares	2.1	1.8	1.5

Dilutive potential ordinary shares	2.1	1.8	1.5

Diluted weighted average number of shares	427.7	431.6	426.4
Diluted net income per ordinary share [2]	3.64	4.79	6.08

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017:

Consolidated Statements of Operations
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	6,373.7	50.7	6,424.4
Net service and field option sales	2,679.1	(140.8)	2,538.3
Total net sales	9,052.8	(90.1)	8,962.7

Cost of system sales	(3,459.0)	19.1	(3,439.9)
Cost of service and field option sales	(1,517.1)	14.5	(1,502.6)
Total cost of sales	(4,976.1)	33.6	(4,942.5)

Gross profit	4,076.7	(56.5)	4,020.2

Other income	95.8	—	95.8
Research and development costs	(1,259.7)	—	(1,259.7)
Selling, general and administrative costs	(416.6)	—	(416.6)
Income from operations	2,496.2	(56.5)	2,439.7

Interest and other, net	(50.3)	—	(50.3)
Income before income taxes	2,445.9	(56.5)	2,389.4

Provision for income taxes	(310.7)	4.7	(306.0)
Income after income taxes	2,135.2	(51.8)	2,083.4

Profit (loss) related to equity method investments	(16.7)	—	(16.7)
Net income	2,118.5	(51.8)	2,066.7

Basic net income per ordinary share	4.93		4.81
Diluted net income per ordinary share	4.91		4.79
Number of ordinary shares used in computing per share amounts
Basic	429.8		429.8
Diluted	431.6		431.6

Consolidated Statements of Comprehensive Income
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	2,118.5	(51.8)	2,066.7

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	(1.0)	—	(1.0)

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	(329.0)	—	(329.0)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(16.6)	—	(16.6)
Transfers to net income	(3.1)	—	(3.1)
Other comprehensive income, net of taxes	(349.7)	—	(349.7)

Total comprehensive income, net of taxes	1,768.8	(51.8)	1,717.0
Attributable to equity holders	1,768.8	(51.8)	1,717.0

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2017:

Consolidated Balance Sheets
As of December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,259.0	—	2,259.0
Short-term investments	1,029.3	—	1,029.3
Accounts receivable, net	1,772.3	(32.0)	1,740.3
Finance receivables, net	59.1	—	59.1
Current tax assets	61.6	—	61.6
Contract assets	—	270.4	270.4
Inventories, net	2,958.4	(2.8)	2,955.6
Other assets	867.3	(356.8)	510.5
Total current assets	9,007.0	(121.2)	8,885.8

Finance receivables, net	264.9	—	264.9
Deferred tax assets	31.7	—	31.7
Other assets	602.7	—	602.7
Equity method investments	982.2	—	982.2
Goodwill	4,541.1	—	4,541.1
Other intangible assets, net	1,166.0	—	1,166.0
Property, plant and equipment, net	1,600.8	—	1,600.8
Right-of-use assets	—	—	—
Total non-current assets	9,189.4	—	9,189.4

Total assets	18,196.4	(121.2)	18,075.2

Liabilities and shareholders’ equity
Accounts payable	837.3	—	837.3
Accrued and other liabilities	2,327.4	(1,734.6)	592.8
Current tax liabilities	152.0	—	152.0
Current portion of long-term debt	25.2	—	25.2
Contract liabilities	—	1,530.0	1,530.0
Total current liabilities	3,341.9	(204.6)	3,137.3

Long-term debt	3,000.1	—	3,000.1
Deferred and other tax liabilities	327.9	13.2	341.1
Contract liabilities	—	622.0	622.0
Accrued and other liabilities	850.3	(652.0)	198.3
Total non-current liabilities	4,178.3	(16.8)	4,161.5

Total liabilities	7,520.2	(221.4)	7,298.8

Issued and outstanding shares	38.8	—	38.8
Share premium	3,732.5	—	3,732.5
Treasury shares at cost	(557.9)	—	(557.9)
Retained earnings	5,092.8	152.0	5,244.8
Earnings current year	2,118.5	(51.8)	2,066.7
Accumulated other comprehensive income	251.5	—	251.5
Total shareholders’ equity	10,676.2	100.2	10,776.4

Total liabilities and shareholders’ equity	18,196.4	(121.2)	18,075.2

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the for the year ended December 31, 2017:

Consolidated Statements of Cash Flows
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	2,118.5	(51.8)	2,066.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	417.5	—	417.5
Impairment	9.0	—	9.0
Loss on disposal of property, plant and equipment	2.8	—	2.8
Share-based payments	53.1	—	53.1
Allowance for doubtful receivables	7.8	—	7.8
Allowance for obsolete inventory	120.1	—	120.1
Deferred income taxes	(7.6)	(0.8)	(8.4)
Equity method investments, net of income taxes	16.7	—	16.7
Changes in assets and liabilities:
Accounts receivable	(1,142.4)	6.0	(1,136.4)
Finance receivables	224.8	(61.3)	163.5
Inventories	(237.8)	(46.3)	(284.1)
Other assets	(389.8)	294.0	(95.8)
Accrued and other liabilities	491.2	(400.3)	90.9
Accounts payable	266.5	—	266.5
Current tax assets and liabilities	(151.8)	—	(151.8)
Contract assets and liabilities	—	260.5	260.5
Net cash provided by operating activities	1,798.6	—	1,798.6
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(338.9)	—	(338.9)
Purchase of intangible assets	(19.1)	—	(19.1)
Purchase of short-term investments	(1,129.3)	—	(1,129.3)
Maturity of short-term investments	1,250.0	—	1,250.0
Cash from (used for) derivative financial instruments	27.0	—	27.0
Loans issued and other investments	(0.6)	—	(0.6)
Repayment on loans	1.6	—	1.6
Acquisition of equity method investments	(1,019.7)	—	(1,019.7)
Dividend income from equity method investments	19.7	—	19.7
Acquisition of subsidiaries (net of cash acquired)	—	—	—
Net cash used in investing activities	(1,209.3)	—	(1,209.3)
Cash Flows from Financing Activities
Dividend paid	(516.7)	—	(516.7)
Purchase of treasury shares	(500.0)	—	(500.0)
Net proceeds from issuance of shares	50.6	—	50.6
Net proceeds from issuance of notes	—	—	—
Repayment of debt	(243.0)	—	(243.0)
Tax benefit (deficit) from share-based payments	—	—	—
Net cash used in financing activities	(1,209.1)	—	(1,209.1)
Net cash flows	(619.8)	—	(619.8)
Effect of changes in exchange rates on cash	(28.1)	—	(28.1)
Net increase (decrease) in cash and cash equivalents	(647.9)	—	(647.9)
Cash and cash equivalents at beginning of the year	2,906.9	—	2,906.9
Cash and cash equivalents at end of the year	2,259.0	—	2,259.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2016:

Consolidated Statements of Operations
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	4,672.0	46.9	4,718.9
Net service and field option sales	2,122.8	33.4	2,156.2
Total net sales	6,794.8	80.3	6,875.1

Cost of system sales	(2,468.2)	44.3	(2,423.9)
Cost of service and field option sales	(1,282.1)	(23.8)	(1,305.9)
Total cost of sales	(3,750.3)	20.5	(3,729.8)

Gross profit	3,044.5	100.8	3,145.3

Other income	93.8	—	93.8
Research and development costs	(1,105.8)	—	(1,105.8)
Selling, general and administrative costs	(374.8)	—	(374.8)
Income from operations	1,657.7	100.8	1,758.5

Interest and other, net	33.7	—	33.7
Income before income taxes	1,691.4	100.8	1,792.2

Provision for income taxes	(219.5)	(14.9)	(234.4)
Income after income taxes	1,471.9	85.9	1,557.8

Profit (loss) related to equity method investments	—	—	—
Net income	1,471.9	85.9	1,557.8

Basic net income per ordinary share	3.46		3.66
Diluted net income per ordinary share	3.44		3.64
Number of ordinary shares used in computing per share amounts
Basic	425.6		425.6
Diluted	427.7		427.7

Consolidated Statements of Comprehensive Income
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	1,471.9	85.9	1,557.8

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	—	—	—

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	120.4	—	120.4
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	6.0	—	6.0
Transfers to net income	2.4	—	2.4
Other comprehensive income, net of taxes	128.8	—	128.8

Total comprehensive income, net of taxes	1,600.7	85.9	1,686.6
Attributable to equity holders	1,600.7	85.9	1,686.6

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2016:

Consolidated Balance Sheets
As of December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,906.9	—	2,906.9
Short-term investments	1,150.0	—	1,150.0
Accounts receivable, net	700.2	(26.0)	674.2
Finance receivables, net	447.4	—	447.4
Current tax assets	11.6	—	11.6
Contract assets	—	91.6	91.6
Inventories, net	2,780.9	(49.1)	2,731.8
Deferred tax assets	—	—	—
Other assets	560.4	(62.8)	497.6
Total current assets	8,557.4	(46.3)	8,511.1

Finance receivables, net	117.2	(61.3)	55.9
Deferred tax assets	34.9	—	34.9
Contract assets	—	56.7	56.7
Other assets	612.3	—	612.3
Equity method investments	—	—	—
Goodwill	4,873.9	—	4,873.9
Other intangible assets, net	1,323.0	—	1,323.0
Property, plant and equipment, net	1,687.2	—	1,687.2
Right-of-use assets	—	—	—
Total non-current assets	8,648.5	(4.6)	8,643.9

Total assets	17,205.9	(50.9)	17,155.0

Liabilities and shareholders’ equity
Accounts payable	593.2	—	593.2
Accrued and other liabilities	2,237.8	(1,590.8)	647.0
Current tax liabilities	201.9	—	201.9
Current portion of long-term debt	247.7	—	247.7
Contract liabilities	—	1,386.4	1,386.4
Total current liabilities	3,280.6	(204.4)	3,076.2

Long-term debt	3,071.8	—	3,071.8
Deferred and other tax liabilities	396.9	14.0	410.9
Provisions	20.5	—	20.5
Contract liabilities	—	447.4	447.4
Accrued and other liabilities	615.7	(459.9)	155.8
Total non-current liabilities	4,104.9	1.5	4,106.4

Total liabilities	7,385.5	(202.9)	7,182.6

Issued and outstanding shares	39.4	—	39.4
Share premium	3,693.5	—	3,693.5
Treasury shares at cost	(796.2)	—	(796.2)
Retained earnings	4,810.6	66.1	4,876.7
Earnings current year	1,471.9	85.9	1,557.8
Accumulated other comprehensive income	601.2	—	601.2
Total shareholders’ equity	9,820.4	152.0	9,972.4

Total liabilities and shareholders’ equity	17,205.9	(50.9)	17,155.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the year ended December 31, 2016:

Consolidated Statements of Cash Flows
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	1,471.9	85.9	1,557.8
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	356.9	—	356.9
Impairment	3.5	—	3.5
Loss on disposal of property, plant and equipment	5.2	—	5.2
Share-based payments	47.7	—	47.7
Allowance for doubtful receivables	3.2	—	3.2
Allowance for obsolete inventory	73.0	—	73.0
Deferred income taxes	(0.6)	14.0	13.4
Equity method investments, net of income taxes	—	—	—
Changes in assets and liabilities:
Accounts receivable	187.4	26.0	213.4
Finance receivables	(156.1)	61.3	(94.8)
Inventories	(43.7)	49.1	5.4
Other assets	(152.9)	62.8	(90.1)
Accrued and other liabilities	(273.9)	246.9	(27.0)
Accounts payable	50.9	—	50.9
Current tax assets and liabilities	93.4	—	93.4
Contract assets and liabilities	—	(546.0)	(546.0)
Net cash provided by operating activities	1,665.9	—	1,665.9
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(316.3)	—	(316.3)
Purchase of intangible assets	(8.4)	—	(8.4)
Purchase of short-term investments	(2,520.0)	—	(2,520.0)
Maturity of short-term investments	2,320.0	—	2,320.0
Cash from (used for) derivative financial instruments	(15.0)	—	(15.0)
Loans issued and other investments	—	—	—
Repayment on loans	(7.4)	—	(7.4)
Acquisition of equity method investments	—	—	—
Dividend income from equity method investments	—	—	—
Acquisition of subsidiaries (net of cash acquired)	(2,641.3)	—	(2,641.3)
Net cash used in investing activities	(3,188.4)	—	(3,188.4)
Cash Flows from Financing Activities
Dividend paid	(445.9)	—	(445.9)
Purchase of treasury shares	(400.0)	—	(400.0)
Net proceeds from issuance of shares	582.7	—	582.7
Net proceeds from issuance of notes	2,230.6	—	2,230.6
Repayment of debt	(4.7)	—	(4.7)
Tax benefit (deficit) from share-based payments	0.9	—	0.9
Net cash used in financing activities	1,963.6	—	1,963.6
Net cash flows	441.1	—	441.1
Effect of changes in exchange rates on cash	7.1	—	7.1
Net increase (decrease) in cash and cash equivalents	448.2	—	448.2
Cash and cash equivalents at beginning of the year	2,458.7	—	2,458.7
Cash and cash equivalents at end of the year	2,906.9	—	2,906.9

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Adoption of ASC 606 "Revenue from Contracts with Customers"
In March 2014, the FASB issued ASU No. 2014-9 "Revenue From Contracts With Customers". The standard is a joint project of the FASB and the IASB, to clarify the principles for recognizing revenue and to develop a common revenue standard for US GAAP and IFRS that would:

•	Remove inconsistencies and weaknesses in previous revenue requirements;

•	Provide a more robust framework for addressing revenue issues;

•	Improve comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets;

•	Provide more useful information to users of financial statements through improved disclosure requirements; and

•	Simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer.
We have closely assessed the impact of adopting ASC 606 on our Consolidated Financial Statements by assessing all contracts that have an impact on net system sales and net service and field option sales over 2017 and 2016. We have finalized our assessment of all contracts based on which we have adopted ASC 606 "Revenue from Contracts with Customers" with a date of the initial application of January 1, 2018. We have selected full retrospective adoption and therefore have restated all years presented in our Consolidated Financial Statements upon adoption. As a result, we have changed our accounting policy for revenue recognition as detailed below.
We applied ASC 606 for the years ended December 31, 2016 and 2017 retrospectively using the practical expedients in paragraph ASC 606-10-65-1(f), under which we:

•	Do not restate contracts that begin and are completed in the same annual or semi-annual reporting period;

•	Used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods;

•
Do not disclose the amount of consideration allocated to the remaining performance obligations or an explanation of when we expect to recognize that amount as revenue for all reporting periods presented before the date of the initial application - i.e. January 1, 2018; and

•
Reflect the aggregate effect of all modifications that occurred before January 1, 2016 when identifying the performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

Applying these practical expedients does not have a significant impact on our adjusted annual financial results as the impact is limited to certain shifts of revenue recognition between periods due to not using the hindsight allowed by these practical expedients.
The details of the significant changes and quantitative impact of the changes are disclosed below:

A.	Allocation of consideration based on stand-alone selling price
We changed from allocating the consideration of a contract to the elements of the contract using the relative selling price determined through VSOE or BESP in accordance with ASC 605 to allocating the consideration of a contract based on stand-alone selling prices determined using the adjusted market assessment approach in accordance with ASC 606. As a result, we consider customer discounts and credits, within volume purchase agreements, a reduction of the transaction price. Consequently, we allocate these customer discounts and credits ratably to the performance obligations based on the stand-alone selling prices.
As we have very limited sales on a stand-alone basis we have to make estimates to determine our stand-alone selling prices. For this we selected the adjusted market assessment approach. This estimate requires our judgment as we mainly enter into bundled arrangements and we sell specialized goods and services. Furthermore, we have no insight into the stand-alone selling prices of our competitors for comparable products and services. Therefore, we considered our pricing policies and practices, which are based on the value we provide to our customers. Our internal pricing policies result in a list price, which is for the majority of products only determined and set when the products or services are introduced. We conclude that these list prices generally do not reflect the stand-alone selling prices over the lifetime of the related product or services.
To determine the stand-alone selling prices for our products and services we used data of bundled arrangements over the last one to three years and derived the price for which each system model would be sold, on a stand-alone basis, from this data. We used the same relative step-down from the list price for options and services that are sold together with the system. For other services we used list prices, as these contracts typically have duration of one year and prices are updated periodically. For options that are not sold as part of a system for systems already installed at the customer, we used the contract data over the last three years and derived the price for which these options would be sold, on a stand-alone basis, from this data.

B.	Field upgrades
Transfer of control of field upgrades and options, that require significant installation efforts, was previously upon customer acceptance of the upgraded system. The new over-time revenue recognition requirement, in ASC 606-10-25-27 regarding performance that enhances an asset the customer controls, results in revenue for these field upgrades and options to be recognized over time during the period of installation.

C.	Installation
Installation revenue was previously recognized upon completion and customer acceptance. It has been determined, in accordance with ASC 606-10-25-27, that the customer simultaneously consumes and receives the benefits provided by the performance of the installation. As a result, transfer of control takes place over the period of installation from delivery through customer acceptance, measured on a straight-line basis, as our performance is satisfied evenly over this period of time.

D.	Applications projects and Field projects (relocations)
Applications and Field project revenue was previously recognized upon completion and customer acceptance. It has been determined, in accordance with ASC 606-10-25-27, that the customer simultaneously consumes and receives the benefits provided by the performance of our services. As a result, the transfer of control occurs throughout the service period.

E.	Bill-and-hold transactions
Previously, in order to recognize revenue for a bill-and-hold transaction, we required a fixed schedule of delivery, as well as the buyer must have had a substantial business purpose for requesting the bill-and-hold transaction, in combination with the other requirements of SAB Topic 13. In accordance with ASC 606-10-55-83, we no longer require a fixed scheduled delivery and a customer’s explicit request.

F.	Options to buy as a material right
Options to buy goods or services, in addition to the purchase commitment, were previously not assessed as a separate element. These options are now assessed in order to determine if they provide a material right to the customer they would not have received if they had not entered into the contract. Each option to buy additional goods or services provided at a discount from the stand-alone selling price is considered a material right and will be recognized as revenues in accordance with ASC 606-10-55-42.

G.	Contract assets and liabilities
The contract assets primarily relate to our rights to a consideration for goods or services delivered but not invoiced at the reporting date. The contract assets are transferred to receivables when invoiced and the rights become unconditional. The contract liabilities primarily relate to down payments, received on systems to be delivered, as well as deferred revenue from system shipments, based on the allocation of the consideration to the related performance obligations in the contract. This balance mainly consists of extended warranties, installation and other free goods or services provided as part of a volume purchase agreement.
The majority of our customer contracts contain both asset and liability positions. At the end of each reporting period, these positions are netted on a contract basis and presented as either an asset or a liability in the financial statements. Consequently, a contract balance can change between periods from a net contract asset balance to a net contract liability balance on the balance sheet.
The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017:

Consolidated Statements of Operations
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	6,373.7	50.7	6,424.4
Net service and field option sales	2,679.1	(140.8)	2,538.3
Total net sales	9,052.8	(90.1)	8,962.7

Cost of system sales	(3,459.0)	19.1	(3,439.9)
Cost of service and field option sales	(1,517.1)	14.5	(1,502.6)
Total cost of sales	(4,976.1)	33.6	(4,942.5)

Gross profit	4,076.7	(56.5)	4,020.2

Other income	95.8	—	95.8
Research and development costs	(1,259.7)	—	(1,259.7)
Selling, general and administrative costs	(416.6)	—	(416.6)
Income from operations	2,496.2	(56.5)	2,439.7

Interest and other, net	(50.3)	—	(50.3)
Income before income taxes	2,445.9	(56.5)	2,389.4

Provision for income taxes	(310.7)	4.7	(306.0)
Income after income taxes	2,135.2	(51.8)	2,083.4

Profit (loss) related to equity method investments	(16.7)	—	(16.7)
Net income	2,118.5	(51.8)	2,066.7

Basic net income per ordinary share	4.93		4.81
Diluted net income per ordinary share	4.91		4.79
Number of ordinary shares used in computing per share amounts
Basic	429.8		429.8
Diluted	431.6		431.6

Consolidated Statements of Comprehensive Income
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	2,118.5	(51.8)	2,066.7

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	(1.0)	—	(1.0)

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	(329.0)	—	(329.0)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(16.6)	—	(16.6)
Transfers to net income	(3.1)	—	(3.1)
Other comprehensive income, net of taxes	(349.7)	—	(349.7)

Total comprehensive income, net of taxes	1,768.8	(51.8)	1,717.0
Attributable to equity holders	1,768.8	(51.8)	1,717.0

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2017:

Consolidated Balance Sheets
As of December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,259.0	—	2,259.0
Short-term investments	1,029.3	—	1,029.3
Accounts receivable, net	1,772.3	(32.0)	1,740.3
Finance receivables, net	59.1	—	59.1
Current tax assets	61.6	—	61.6
Contract assets	—	270.4	270.4
Inventories, net	2,958.4	(2.8)	2,955.6
Other assets	867.3	(356.8)	510.5
Total current assets	9,007.0	(121.2)	8,885.8

Finance receivables, net	264.9	—	264.9
Deferred tax assets	31.7	—	31.7
Other assets	602.7	—	602.7
Equity method investments	982.2	—	982.2
Goodwill	4,541.1	—	4,541.1
Other intangible assets, net	1,166.0	—	1,166.0
Property, plant and equipment, net	1,600.8	—	1,600.8
Right-of-use assets	—	—	—
Total non-current assets	9,189.4	—	9,189.4

Total assets	18,196.4	(121.2)	18,075.2

Liabilities and shareholders’ equity
Accounts payable	837.3	—	837.3
Accrued and other liabilities	2,327.4	(1,734.6)	592.8
Current tax liabilities	152.0	—	152.0
Current portion of long-term debt	25.2	—	25.2
Contract liabilities	—	1,530.0	1,530.0
Total current liabilities	3,341.9	(204.6)	3,137.3

Long-term debt	3,000.1	—	3,000.1
Deferred and other tax liabilities	327.9	13.2	341.1
Contract liabilities	—	622.0	622.0
Accrued and other liabilities	850.3	(652.0)	198.3
Total non-current liabilities	4,178.3	(16.8)	4,161.5

Total liabilities	7,520.2	(221.4)	7,298.8

Issued and outstanding shares	38.8	—	38.8
Share premium	3,732.5	—	3,732.5
Treasury shares at cost	(557.9)	—	(557.9)
Retained earnings	5,092.8	152.0	5,244.8
Earnings current year	2,118.5	(51.8)	2,066.7
Accumulated other comprehensive income	251.5	—	251.5
Total shareholders’ equity	10,676.2	100.2	10,776.4

Total liabilities and shareholders’ equity	18,196.4	(121.2)	18,075.2

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the for the year ended December 31, 2017:

Consolidated Statements of Cash Flows
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	2,118.5	(51.8)	2,066.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	417.5	—	417.5
Impairment	9.0	—	9.0
Loss on disposal of property, plant and equipment	2.8	—	2.8
Share-based payments	53.1	—	53.1
Allowance for doubtful receivables	7.8	—	7.8
Allowance for obsolete inventory	120.1	—	120.1
Deferred income taxes	(7.6)	(0.8)	(8.4)
Equity method investments, net of income taxes	16.7	—	16.7
Changes in assets and liabilities:
Accounts receivable	(1,142.4)	6.0	(1,136.4)
Finance receivables	224.8	(61.3)	163.5
Inventories	(237.8)	(46.3)	(284.1)
Other assets	(389.8)	294.0	(95.8)
Accrued and other liabilities	491.2	(400.3)	90.9
Accounts payable	266.5	—	266.5
Current tax assets and liabilities	(151.8)	—	(151.8)
Contract assets and liabilities	—	260.5	260.5
Net cash provided by operating activities	1,798.6	—	1,798.6
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(338.9)	—	(338.9)
Purchase of intangible assets	(19.1)	—	(19.1)
Purchase of short-term investments	(1,129.3)	—	(1,129.3)
Maturity of short-term investments	1,250.0	—	1,250.0
Cash from (used for) derivative financial instruments	27.0	—	27.0
Loans issued and other investments	(0.6)	—	(0.6)
Repayment on loans	1.6	—	1.6
Acquisition of equity method investments	(1,019.7)	—	(1,019.7)
Dividend income from equity method investments	19.7	—	19.7
Acquisition of subsidiaries (net of cash acquired)	—	—	—
Net cash used in investing activities	(1,209.3)	—	(1,209.3)
Cash Flows from Financing Activities
Dividend paid	(516.7)	—	(516.7)
Purchase of treasury shares	(500.0)	—	(500.0)
Net proceeds from issuance of shares	50.6	—	50.6
Net proceeds from issuance of notes	—	—	—
Repayment of debt	(243.0)	—	(243.0)
Tax benefit (deficit) from share-based payments	—	—	—
Net cash used in financing activities	(1,209.1)	—	(1,209.1)
Net cash flows	(619.8)	—	(619.8)
Effect of changes in exchange rates on cash	(28.1)	—	(28.1)
Net increase (decrease) in cash and cash equivalents	(647.9)	—	(647.9)
Cash and cash equivalents at beginning of the year	2,906.9	—	2,906.9
Cash and cash equivalents at end of the year	2,259.0	—	2,259.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2016:

Consolidated Statements of Operations
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	4,672.0	46.9	4,718.9
Net service and field option sales	2,122.8	33.4	2,156.2
Total net sales	6,794.8	80.3	6,875.1

Cost of system sales	(2,468.2)	44.3	(2,423.9)
Cost of service and field option sales	(1,282.1)	(23.8)	(1,305.9)
Total cost of sales	(3,750.3)	20.5	(3,729.8)

Gross profit	3,044.5	100.8	3,145.3

Other income	93.8	—	93.8
Research and development costs	(1,105.8)	—	(1,105.8)
Selling, general and administrative costs	(374.8)	—	(374.8)
Income from operations	1,657.7	100.8	1,758.5

Interest and other, net	33.7	—	33.7
Income before income taxes	1,691.4	100.8	1,792.2

Provision for income taxes	(219.5)	(14.9)	(234.4)
Income after income taxes	1,471.9	85.9	1,557.8

Profit (loss) related to equity method investments	—	—	—
Net income	1,471.9	85.9	1,557.8

Basic net income per ordinary share	3.46		3.66
Diluted net income per ordinary share	3.44		3.64
Number of ordinary shares used in computing per share amounts
Basic	425.6		425.6
Diluted	427.7		427.7

Consolidated Statements of Comprehensive Income
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	1,471.9	85.9	1,557.8

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	—	—	—

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	120.4	—	120.4
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	6.0	—	6.0
Transfers to net income	2.4	—	2.4
Other comprehensive income, net of taxes	128.8	—	128.8

Total comprehensive income, net of taxes	1,600.7	85.9	1,686.6
Attributable to equity holders	1,600.7	85.9	1,686.6

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2016:

Consolidated Balance Sheets
As of December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,906.9	—	2,906.9
Short-term investments	1,150.0	—	1,150.0
Accounts receivable, net	700.2	(26.0)	674.2
Finance receivables, net	447.4	—	447.4
Current tax assets	11.6	—	11.6
Contract assets	—	91.6	91.6
Inventories, net	2,780.9	(49.1)	2,731.8
Deferred tax assets	—	—	—
Other assets	560.4	(62.8)	497.6
Total current assets	8,557.4	(46.3)	8,511.1

Finance receivables, net	117.2	(61.3)	55.9
Deferred tax assets	34.9	—	34.9
Contract assets	—	56.7	56.7
Other assets	612.3	—	612.3
Equity method investments	—	—	—
Goodwill	4,873.9	—	4,873.9
Other intangible assets, net	1,323.0	—	1,323.0
Property, plant and equipment, net	1,687.2	—	1,687.2
Right-of-use assets	—	—	—
Total non-current assets	8,648.5	(4.6)	8,643.9

Total assets	17,205.9	(50.9)	17,155.0

Liabilities and shareholders’ equity
Accounts payable	593.2	—	593.2
Accrued and other liabilities	2,237.8	(1,590.8)	647.0
Current tax liabilities	201.9	—	201.9
Current portion of long-term debt	247.7	—	247.7
Contract liabilities	—	1,386.4	1,386.4
Total current liabilities	3,280.6	(204.4)	3,076.2

Long-term debt	3,071.8	—	3,071.8
Deferred and other tax liabilities	396.9	14.0	410.9
Provisions	20.5	—	20.5
Contract liabilities	—	447.4	447.4
Accrued and other liabilities	615.7	(459.9)	155.8
Total non-current liabilities	4,104.9	1.5	4,106.4

Total liabilities	7,385.5	(202.9)	7,182.6

Issued and outstanding shares	39.4	—	39.4
Share premium	3,693.5	—	3,693.5
Treasury shares at cost	(796.2)	—	(796.2)
Retained earnings	4,810.6	66.1	4,876.7
Earnings current year	1,471.9	85.9	1,557.8
Accumulated other comprehensive income	601.2	—	601.2
Total shareholders’ equity	9,820.4	152.0	9,972.4

Total liabilities and shareholders’ equity	17,205.9	(50.9)	17,155.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the year ended December 31, 2016:

Consolidated Statements of Cash Flows
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	1,471.9	85.9	1,557.8
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	356.9	—	356.9
Impairment	3.5	—	3.5
Loss on disposal of property, plant and equipment	5.2	—	5.2
Share-based payments	47.7	—	47.7
Allowance for doubtful receivables	3.2	—	3.2
Allowance for obsolete inventory	73.0	—	73.0
Deferred income taxes	(0.6)	14.0	13.4
Equity method investments, net of income taxes	—	—	—
Changes in assets and liabilities:
Accounts receivable	187.4	26.0	213.4
Finance receivables	(156.1)	61.3	(94.8)
Inventories	(43.7)	49.1	5.4
Other assets	(152.9)	62.8	(90.1)
Accrued and other liabilities	(273.9)	246.9	(27.0)
Accounts payable	50.9	—	50.9
Current tax assets and liabilities	93.4	—	93.4
Contract assets and liabilities	—	(546.0)	(546.0)
Net cash provided by operating activities	1,665.9	—	1,665.9
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(316.3)	—	(316.3)
Purchase of intangible assets	(8.4)	—	(8.4)
Purchase of short-term investments	(2,520.0)	—	(2,520.0)
Maturity of short-term investments	2,320.0	—	2,320.0
Cash from (used for) derivative financial instruments	(15.0)	—	(15.0)
Loans issued and other investments	—	—	—
Repayment on loans	(7.4)	—	(7.4)
Acquisition of equity method investments	—	—	—
Dividend income from equity method investments	—	—	—
Acquisition of subsidiaries (net of cash acquired)	(2,641.3)	—	(2,641.3)
Net cash used in investing activities	(3,188.4)	—	(3,188.4)
Cash Flows from Financing Activities
Dividend paid	(445.9)	—	(445.9)
Purchase of treasury shares	(400.0)	—	(400.0)
Net proceeds from issuance of shares	582.7	—	582.7
Net proceeds from issuance of notes	2,230.6	—	2,230.6
Repayment of debt	(4.7)	—	(4.7)
Tax benefit (deficit) from share-based payments	0.9	—	0.9
Net cash used in financing activities	1,963.6	—	1,963.6
Net cash flows	441.1	—	441.1
Effect of changes in exchange rates on cash	7.1	—	7.1
Net increase (decrease) in cash and cash equivalents	448.2	—	448.2
Cash and cash equivalents at beginning of the year	2,458.7	—	2,458.7
Cash and cash equivalents at end of the year	2,906.9	—	2,906.9

Adoption of ASC 842 "Leases"
As of January 1, 2018, ASML has early adopted ASC 842 "Leases". We applied a modified retrospective adoption and therefore restated 2016 and 2017. The most significant changes in our accounting policy (compared to ASC 840 "Leases") are the recognition of right-of-use assets and lease liabilities for operating leases and the classification of leases from a lessor perspective.
As of December 31, 2016 and 2017, our impact resulting from operating leases is as follows:

•	We have recognized right-of-use assets and lease liabilities of EUR 131 million and EUR 114 million, respectively.

•	The short term portion of the lease liabilities of EUR 28 million and EUR 33 million, respectively, has been classified as accrued and other liabilities - current.

•	The long term portion of the lease liabilities of EUR 103 million and EUR 81 million, respectively, has been included in the accrued and other liabilities - non-current.
As of December 31, 2016 and 2017, we reclassified our non-current accounts receivable of EUR 32 million and EUR 106 million, respectively, from finance receivables to other assets - non-current in order to present our sales-type leases separate on our balance sheet within finance receivables.
We elected the following practical expedients as a package and applied these consistently to all of our leases (including those for which we are a lessee or a lessor):

•	We did not reassess whether any expired or existing contracts are or contain leases.

•
We did not reassess the lease classification for any expired or existing leases (that is, all existing leases that were classified as operating leases in accordance with ASC 840 have been classified as operating leases, and all existing leases that were classified as capital leases in accordance with ASC 840 have been classified as finance leases).

•	We excluded initial direct costs for any existing leases.
Adoption of ASU 2016-16 Income Taxes: "Intra-Entity Transfers of Assets Other Than Inventory"
As of January 1, 2018, ASML adopted ASU 2016-16 Income taxes: "Intra-entity transfers of assets other than inventory". We applied a modified retrospective adoption with a cumulative effect adjustment to Retained earnings as of January 1, 2018. The most significant change in our accounting policy is that prepaid taxes as calculated using the purchaser’s rather than the seller’s tax jurisdiction (except for prepaid taxes arising from intra-entity transfers of inventory).
As of January 1, 2018, retained earnings decreased with EUR 85 million and other assets decreased with EUR 157 million whereas Deferred tax assets increased with EUR 72 million. This impact mainly relates to a so-called bi-lateral advanced pricing agreement between the US and the Dutch tax authorities on a inter group transfer of intellectual property rights.
Adoption of ASU 2017-04 "Simplifying the Test for Goodwill Impairment"
As of January 1, 2018, ASML adopted ASU 2017-04 "Simplifying the Test for Goodwill Impairment". This accounting standard update removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. The guidance provides that a goodwill impairment is the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance remains largely unchanged.